Share-based Payments - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	€ 5,042	€ 3,906	€ 3,241
Research and development	615	493	396
Sales and marketing	826	620	567
General and administrative	354	283	264
Expense From Sharebased Payment Transactions With Employees	122	88	65
Employee Share-based Payments
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	4	3	2
Research and development	61	40	21
Sales and marketing	27	19	15
General and administrative	30	26	27
Expense From Sharebased Payment Transactions With Employees	€ 122	€ 88	€ 65